Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2021
Cash Flow from Operating Activities:
Net income		$ 542,962	$ 549,501	[1]	$ 688,374	[1]
Reconciliation of net income to net cash provided by operating activities:
Depreciation Amortization And Impairment		195,701	224,535		208,830
Amortization of debt issuance cost		579	564		548
Equity-based compensation expense		89,698	71,807		54,249
Gain from sale of a business		0	(10,000)		(226,410)
Deferred income taxes		(60,212)	(3,292)		(50,605)
Loss from short-term interest-bearing investments		2,762	2,728		1,726
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		3,457	(64,978)		(69,051)
Prepaid expenses and other current assets		7,891	(3,527)		(17,041)
Other noncurrent assets		(1,532)	19,760		(50,038)
Lease assets and liabilities, net		(4,144)	1,394		9,630
Accounts payable, accrued expenses and accrued personnel		158,876	(83,932)		122,224
Deferred revenue		(157,829)	(22,456)		193,655
Income taxes payable, net		(11,596)	15,648		26,814
Other noncurrent liabilities		56,017	58,967		32,902
Net cash provided by operating activities		822,630	756,719		925,807
Cash Flow from Investing Activities:
Purchase of property and equipment, net(1)	[2]	(124,362)	(227,219)		(210,438)
Proceeds from sale of short-term interest-bearing investments		25,984	21,948		18,205
Purchase of short-term interest-bearing investments		0	(34,275)		(276,978)
Net cash paid for business and intangible assets acquisitions		(121,818)	(24,430)		(142,697)
Net cash received from sale of a business		0	10,000		288,990
Other		(4,301)	(8,525)		(6,082)
Net cash used in investing activities		(224,497)	(262,501)		(329,000)
Cash Flow from Financing Activities:
Payments under financing arrangements		0	0		(100,000)
Repurchase of shares		(489,524)	(508,472)		(679,996)
Proceeds from employee stock option exercises		48,681	82,924		89,056
Payments of dividends		(199,460)	(186,073)		(177,472)
Distribution to noncontrolling interests		(1,589)
Payment of contingent consideration from a business acquisition		(9,538)	(18,284)		(2,519)
Net cash used in financing activities		(651,430)	(629,905)		(870,931)
Net decrease in cash and cash equivalents		(53,297)	(135,687)		(274,124)
Cash and cash equivalents at beginning of year		573,377	709,064		983,188
Cash and cash equivalents at end of year		520,080	573,377		709,064
Cash paid for:
Income taxes, net of refunds	[3]	156,386	80,419		146,442
Interest	[4]	$ 19,427	$ 16,741		$ 19,371

[1]	In fiscal years 2022 and 2021, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.
[2]	The amounts under “Purchase of property and equipment, net,” include proceeds from sale of property and equipment of $442, $521, and $328 for the years ended September 30, 2023, 2022 and 2021, respectively.
[3]	For further details, see also Note 11.
[4]	The amounts under “Interest” include payments of interest to financial institution, tax authorities and other.